The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated August 1, 2012

to the Prospectus dated March 29, 2012, as supplemented to date

Sentinel Small Company Fund, Sentinel Mid Cap Fund and Sentinel Mid Cap II Fund

Effective immediately, the Prospectus as it relates to each of the Funds named above is amended to provide that Carole Hersam, CFA, Christian Thwaites, Daniel Manion, CFA, and Hilary Roper, CFA, will serve as co-portfolio managers of such Fund.

The section of the Prospectus titled “Fund Summaries – Management – Portfolio Managers” as it relates to each Fund listed above is deleted in its entirety and replaced with the following:

Portfolio Managers.  Carole Hersam, Vice President with Sentinel, Christian Thwaites, President and CEO of Sentinel, Daniel J. Manion, Senior Vice President and Director of Equity Research with Sentinel, and Hilary Roper, Vice President with Sentinel, have been portfolio managers of the Fund since August 1, 2012.

The section of the Prospectus titled “Management of the Funds” as it relates to each Fund listed above is deleted in its entirety and replaced with the following:

The Fund is managed by a team of investment professionals.  This team consists of Carole Hersam, Christian Thwaites, Daniel Manion and Hilary Roper.  Ms. Hersam, Vice President with Sentinel, joined Sentinel in 2000.  She holds the Chartered Financial Analyst designation.  She has co-managed the Fund since August 1, 2012, and serves as the team’s leader, overseeing the management of the Fund.  Mr. Thwaites has co-managed the Fund since August 1, 2012.  Mr. Manion has co-managed the Fund since August 1, 2012.  Ms. Roper has co-managed the Fund since August 1, 2012.

Sentinel Sustainable Mid Cap Opportunities Fund

Effective immediately, the Fund’s Prospectus is amended to provide that Carole Hersam, CFA, Christian Thwaites, Daniel Manion, CFA, and Hilary Roper, CFA, will serve as co-portfolio managers of the Fund.

The section of the Prospectus titled “Fund Summaries – Sentinel Sustainable Mid Cap Opportunities Fund – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers.  Carole Hersam, Vice President with Sentinel, has been a portfolio manager of the Fund since March 29, 2012.  Christian Thwaites, President and CEO of Sentinel, Daniel J. Manion, Senior Vice President and Director of Equity Research with Sentinel, and Hilary Roper, Vice President with Sentinel, have been portfolio managers of the Fund since August 1, 2012.

The section of the Prospectus titled “Management of the Funds – Sustainable Mid Cap Opportunities Fund” is deleted in its entirety and replaced with the following:

The Fund is managed by a team of investment professionals.  This team consists of Carole Hersam, Christian Thwaites, Daniel Manion and Hilary Roper.  Ms. Hersam, Vice President with Sentinel, joined Sentinel in 2000.  She holds the Chartered Financial Analyst designation.  She has co-managed the Fund since March 29, 2012, and serves as the team’s leader, overseeing the management of the Fund.  Mr. Thwaites has co-managed the Fund since August 1, 2012.  Mr. Manion has co-managed the Fund since August 1, 2012.  Ms. Roper has co-managed the Fund since August 1, 2012.

Sentinel Conservative Strategies Fund

Effective immediately, the Fund’s Prospectus is amended to provide that Christian Thwaites, David Brownlee, CFA, Jason Doiron, FRM, PRM, Daniel Manion, CFA, and Katherine Schapiro, CFA, will serve as co-portfolio managers of the Fund.

The section of the Prospectus titled “Fund Summaries – Sentinel Conservative Strategies Fund – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers. Christian W. Thwaites, President and CEO of Sentinel, has been a portfolio manager of the Fund since 2010. David M. Brownlee, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2006. Jason Doiron, Senior Vice President and Head of Fixed Income and Derivatives with Sentinel, has been a portfolio manager of the Fund since 2009. Daniel J. Manion, Senior Vice President and Director of Equity Research of Sentinel, has been a portfolio manager of the Fund since 2006. Katherine Schapiro, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2006.

The section of the Prospectus titled “Management of the Funds – Conservative Strategies Fund” is deleted in its entirety and replaced with the following:

Conservative Strategies Fund

Christian Thwaites, President and CEO of Sentinel since 2005, is responsible for managing Sentinel's equity and fixed-income portfolio management teams, analysts and trading operations. Prior to joining Sentinel, Mr. Thwaites was CEO and chief investment officer of Skandia Global Funds, PLC, and, prior to that, chaired the investment committee for American Skandia. Mr. Thwaites serves as the Fund's team leader, overseeing the asset allocation process. David Brownlee and Jason Doiron co-manage the fixed-income portion of the Fund's portfolio, and Mr. Doiron manages the Fund's derivatives investments. Mr. Brownlee has co-managed the Fund since 2006. Mr. Doiron has co-managed the Fund since 2009. Mr. Manion manages the domestic large cap equity portion of the Fund's portfolio. He has co-managed the Fund since 2006. Katherine Schapiro manages the international equity portion of the Fund's portfolio. Ms. Schapiro has been employed by Sentinel since 2005, and has co-managed the Fund since 2006. Ms. Schapiro holds the Chartered Financial Analyst designation.